Concentration and risks (Details) - item	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Cooperation concentration risk | Total Revenue | Five Business Partners
Concentration and risks
Concentration risk (as a percentage)	49.80%	53.80%	49.90%
Number of business partners	5	5	5
Cooperation concentration risk | Total Revenue | Qunar
Concentration and risks
Concentration risk (as a percentage)	17.00%	28.80%	28.90%
Concentration of Funding Partners | Loans facilitated | Jimu Box
Concentration and risks
Concentration risk (as a percentage)	0.28%	0.19%	4.00%